Investment properties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Summary of investment properties
(a)	Investment properties as of December 31, 2024 and 2025 are as follows:

	2024		2025
Acquisition cost	~~W~~	495,844	808,759
Accumulated depreciation		(168,148)	(196,398)
Accumulated impairment losses		—	(741)

Carrying amount	~~W~~	327,696	611,620

Summary of changes in investment properties
(b)	Changes in investment properties for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Beginning balance	~~W~~	257,806	327,696
Acquisition		3,582	80,103
Disposal		(1,854)	(5,507)
Depreciation		(15,063)	(16,922)
Impairment loss recognized		—	(694)
Amounts transferred from property and equipment		77,752	4,829
Amounts transferred from (to) assets held for sale (*)		5,551	(52,138)
Effects of foreign currency adjustments		(78)	6,279
Effects of business combinations		—	267,974

Ending balance	~~W~~	327,696	611,620

(*)	Comprise buildings and land, etc.

Summary of income and expenses on investment property
(c)	Income and expenses on investment property for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Rental income	~~W~~	24,472	28,708	35,725
Direct operating expenses for investment properties that generated rental income		12,905	11,385	12,733

Summary of the fair value of investment property
(d)	Fair value of investment property

(i)	The fair value of investment properties measured at cost as of December 31, 2024 and 2025 is as follows:

	2024		2025
Land and buildings	~~W~~	741,547	1,160,058

(ii)	The valuation te chni ques and inputs used to measure the fair value of investment property as of December 31, 2024 and 2025 are as follows:

	2024		2025	Input variables
Market approach	~~W~~	741,547	875,056	Comparable market transactions, Official land prices, etc.
Income approach		—	285,002	Rental income, Discount rate, etc.

	~~W~~	741,547	1,160,058